Shareholder Report, Line Graph (Details) 74200013800_Templeton Global Bond Fund_Class R6_TSR Annual {Class R6} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	$ 8,824	$ 9,975	$ 9,711	$ 10,308	$ 10,804	$ 11,261	$ 11,148	$ 10,976	$ 10,678	$ 10,000	$ 10,339
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Index
Accumulated Value	10,482	10,662	10,086	12,042	12,637	11,573	10,832	10,964	10,209	10,000	$ 11,338
FTSE World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE World Government Bond Index
Accumulated Value	$ 9,809	$ 10,099	$ 9,601	$ 11,747	$ 12,627	$ 11,468	$ 10,829	$ 10,921	$ 10,160	$ 10,000	$ 10,550